Supplement to the
Spartan® 500 Index Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Spartan® 500 Index Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SMI-05-02 September 19, 2005
1.717989.119

Supplement to the
Fidelity® Strategic Real Return Fund
August 30, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Strategic Real Return Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

RRS-05-01 September 19, 2005
1.820982.100

Supplement to the
Fidelity Advisor Strategic Real Return Fund Class A, Class T, Class B, and Class C
August 30, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Advisor Strategic Real Return Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ARRS-05-01 September 19, 2005
1.820981.100

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Institutional Class
August 30, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Advisor Strategic Real Return Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ARRSI-05-01 September 19, 2005
1.820980.100

Supplement to the
Fidelity® Nasdaq Composite® Index Fund
January 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Nasdaq Composite® Index Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

EIF-05-01 September 19, 2005
1.791563.104

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
January 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Nasdaq Composite® Index Tracking Stock will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

ETF-05-01 September 19, 2005
1.790427.103

Supplement to the
Fidelity® Small Cap Retirement Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Small Cap Retirement Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SMR-05-01 September 19, 2005
1.769904.105

Supplement to the
Fidelity® Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SML-05-05 September 19, 2005
1.711115.120

Supplement to the
Fidelity® Intermediate Bond Fund
June 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® Intermediate Bond Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

IBF-05-02 September 19, 2005
1.479312.111